Annual Total Returns- Thrivent Opportunity Income Plus Fund (Class A) [BarChart] - Class A - Thrivent Opportunity Income Plus Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.46%	7.72%	(1.30%)	3.30%	(0.75%)	7.13%	4.87%	(1.25%)	8.21%	3.74%